Consolidated Statements of Operations and Comprehensive Loss (Income) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	CAD 213,180	CAD 281,282
Project costs	80,023	119,568
Equipment costs	60,020	89,784
Depreciation	40,794	40,040
Gross profit	32,343	31,890
General and administrative expenses	27,222	26,298
(Gain) loss on disposal of plant and equipment	(116)	917
Gain on disposal of assets held for sale (note 8)	(374)	(152)
Amortization of intangible assets (note 10(b))	1,688	1,990
Operating income before the undernoted	3,923	2,837
Interest expense (note 20)	5,784	9,880
Other income	(1,375)	0
Foreign exchange loss (gain)	8	(35)
Loss on debt extinguishment (note 13(c))	0	576
Loss before income taxes	(494)	(7,584)
Income tax benefit (note 11):
Current	0	0
Deferred	(49)	(114)
Net income (loss)	(445)	(7,470)
Comprehensive income (loss)	CAD (445)	CAD (7,470)
Per share information
Net loss - basic and diluted (in CAD per share)	CAD (0.01)	CAD (0.23)